Distribution Date:	12/17/21	Wells Fargo Commercial Mortgage Trust 2015-SG1
Determination Date:	12/13/21
Next Distribution Date:	01/18/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2015-SG1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Investor Relations	REAM_InvestorRelations@wellsfargo.com
Certificate Interest Reconciliation Detail	4		Three Wells Fargo, MAC D1050-084, 401 South Tryon Street, 8th Floor | Charlotte, NC 28202
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations	REAM_InvestorRelations@WellsFargo.com
Exchangeable Certificate Factor Detail	6
			1901 Harrison Street | Oakland, CA 94612
Additional Information	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Cash Flows	8		General	(305) 229-6465
Bond / Collateral Reconciliation - Balances	9		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131
Current Mortgage Loan and Property Stratification	10-14	Trust Advisor	Trimont Real Estate Advisors, LLC
Mortgage Loan Detail (Part 1)	15-17		Trust Advisor	Trustadvisor@trimontrea.com
Mortgage Loan Detail (Part 2)	18-20		3500 Lenox Road, Suite G1 | Atlanta, GA 30326
Principal Prepayment Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Detail	22		Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	23			trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Collateral Stratification and Historical Detail	24
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 1	25		CMBS Trustee	(302) 636-4140
Specially Serviced Loan Detail - Part 2	26		1100 North Market Street | Wilmington, DE 19890
Modified Loan Detail	27
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	94989QAS9	1.568000%	30,306,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989QAT7	2.965000%	17,909,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989QAU4	3.715000%	6,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94989QAV2	3.789000%	391,844,000.00	386,649,074.70	0.00	1,220,844.45	0.00	0.00	1,220,844.45	386,649,074.70	32.86%	30.00%
A-SB	94989QAW0	3.556000%	54,770,000.00	39,791,867.20	1,150,059.85	117,916.57	0.00	0.00	1,267,976.42	38,641,807.35	32.86%	30.00%
A-S	94989QAX8	4.047000%	41,189,000.00	41,189,000.00	0.00	138,909.90	0.00	0.00	138,909.90	41,189,000.00	26.36%	24.25%
B	94989QBA7	4.454570%	44,771,000.00	44,771,000.00	0.00	166,196.29	0.00	0.00	166,196.29	44,771,000.00	19.29%	18.00%
C	94989QBB5	4.454570%	33,130,000.00	33,130,000.00	0.00	122,983.25	0.00	0.00	122,983.25	33,130,000.00	14.06%	13.38%
D	94989QBD1	4.454570%	38,503,000.00	38,503,000.00	0.00	142,928.59	0.00	0.00	142,928.59	38,503,000.00	7.98%	8.00%
E	94989QAL4	3.277000%	17,908,000.00	17,908,000.00	0.00	48,903.76	0.00	0.00	48,903.76	17,908,000.00	5.15%	5.50%
F	94989QAN0	3.277000%	8,059,000.00	8,059,000.00	0.00	11,404.70	0.00	0.00	11,404.70	8,059,000.00	3.88%	4.38%
G	94989QAQ3	3.277000%	31,339,406.00	24,464,722.79	0.00	0.00	0.00	(113,930.20)	0.00	24,578,652.99	0.00%	0.00%
R	94989QBE9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	94989QBG4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			716,328,408.00	634,465,664.69	1,150,059.85	1,970,087.51	0.00	(113,930.20)	3,120,147.36	633,429,535.04

Notional Certificates
X-A	94989QAY6	0.662672%	542,618,000.00	467,629,941.90	0.00	258,237.66	0.00	0.00	258,237.66	466,479,882.05
X-E	94989QAA8	1.177570%	17,908,000.00	17,908,000.00	0.00	17,573.27	0.00	0.00	17,573.27	17,908,000.00
X-F	94989QAC4	1.177570%	8,059,000.00	8,059,000.00	0.00	7,908.36	0.00	0.00	7,908.36	8,059,000.00
X-G	94989QAE0	1.177570%	31,339,406.00	24,464,722.79	0.00	24,007.44	0.00	0.00	24,007.44	24,578,652.99
Notional SubTotal			599,924,406.00	518,061,664.69	0.00	307,726.73	0.00	0.00	307,726.73	517,025,535.04

Deal Distribution Total					1,150,059.85	2,277,814.24	0.00	(113,930.20)	3,427,874.09

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989QAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989QAT7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989QAU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94989QAV2	986.74236354	0.00000000	3.11563900	0.00000000	0.00000000	0.00000000	0.00000000	3.11563900	986.74236354
A-SB	94989QAW0	726.52669710	20.99798886	2.15294084	0.00000000	0.00000000	0.00000000	0.00000000	23.15092971	705.52870823
A-S	94989QAX8	1,000.00000000	0.00000000	3.37249994	0.00000000	0.00000000	0.00000000	0.00000000	3.37249994	1,000.00000000
B	94989QBA7	1,000.00000000	0.00000000	3.71214156	0.00000000	0.00000000	0.00000000	0.00000000	3.71214156	1,000.00000000
C	94989QBB5	1,000.00000000	0.00000000	3.71214156	0.00000000	0.00000000	0.00000000	0.00000000	3.71214156	1,000.00000000
D	94989QBD1	1,000.00000000	0.00000000	3.71214165	0.00000000	0.00000000	0.00000000	0.00000000	3.71214165	1,000.00000000
E	94989QAL4	1,000.00000000	0.00000000	2.73083315	0.00000000	0.00000000	0.00000000	0.00000000	2.73083315	1,000.00000000
F	94989QAN0	1,000.00000000	0.00000000	1.41515076	1.31568309	21.65397568	0.00000000	0.00000000	1.41515076	1,000.00000000
G	94989QAQ3	780.63773098	0.00000000	0.00000000	2.13179152	51.58398886	0.00000000	(3.63536565)	0.00000000	784.27309662
R	94989QBE9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	94989QBG4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989QAY6	861.80322418	0.00000000	0.47591060	0.00000000	0.00000000	0.00000000	0.00000000	0.47591060	859.68375920
X-E	94989QAA8	1,000.00000000	0.00000000	0.98130835	0.00000000	0.00000000	0.00000000	0.00000000	0.98130835	1,000.00000000
X-F	94989QAC4	1,000.00000000	0.00000000	0.98130785	0.00000000	0.00000000	0.00000000	0.00000000	0.98130785	1,000.00000000
X-G	94989QAE0	780.63773098	0.00000000	0.76604643	0.00000000	0.00000000	0.00000000	0.00000000	0.76604643	784.27309662

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	11/01/21 - 11/30/21	30	0.00	1,220,844.45	0.00	1,220,844.45	0.00	0.00	0.00	1,220,844.45	0.00
A-SB	11/01/21 - 11/30/21	30	0.00	117,916.57	0.00	117,916.57	0.00	0.00	0.00	117,916.57	0.00
X-A	11/01/21 - 11/30/21	30	0.00	258,237.66	0.00	258,237.66	0.00	0.00	0.00	258,237.66	0.00
X-E	11/01/21 - 11/30/21	30	0.00	17,573.27	0.00	17,573.27	0.00	0.00	0.00	17,573.27	0.00
X-F	11/01/21 - 11/30/21	30	0.00	7,908.36	0.00	7,908.36	0.00	0.00	0.00	7,908.36	0.00
X-G	11/01/21 - 11/30/21	30	0.00	24,007.44	0.00	24,007.44	0.00	0.00	0.00	24,007.44	0.00
A-S	11/01/21 - 11/30/21	30	0.00	138,909.90	0.00	138,909.90	0.00	0.00	0.00	138,909.90	0.00
B	11/01/21 - 11/30/21	30	0.00	166,196.29	0.00	166,196.29	0.00	0.00	0.00	166,196.29	0.00
C	11/01/21 - 11/30/21	30	0.00	122,983.25	0.00	122,983.25	0.00	0.00	0.00	122,983.25	0.00
D	11/01/21 - 11/30/21	30	0.00	142,928.59	0.00	142,928.59	0.00	0.00	0.00	142,928.59	0.00
E	11/01/21 - 11/30/21	30	0.00	48,903.76	0.00	48,903.76	0.00	0.00	0.00	48,903.76	0.00
F	11/01/21 - 11/30/21	30	163,906.30	22,007.79	0.00	22,007.79	10,603.09	0.00	0.00	11,404.70	174,509.39
G	11/01/21 - 11/30/21	30	1,549,802.49	66,809.08	0.00	66,809.08	66,809.08	0.00	0.00	0.00	1,616,611.57
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			1,713,708.79	2,355,226.41	0.00	2,355,226.41	77,412.17	0.00	0.00	2,277,814.24	1,791,120.96

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989QAX8	4.047000%	41,189,000.00	41,189,000.00	0.00	138,909.90	0.00	0.00	138,909.90	41,189,000.00
A-S (PEX)	NA	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989QBA7	4.454570%	44,771,000.00	44,771,000.00	0.00	166,196.29	0.00	0.00	166,196.29	44,771,000.00
B (PEX)	NA	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989QBB5	4.454570%	33,130,000.00	33,130,000.00	0.00	122,983.25	0.00	0.00	122,983.25	33,130,000.00
C (PEX)	NA	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			119,090,003.00	119,090,000.00	0.00	428,089.44	0.00	0.00	428,089.44	119,090,000.00

Exchangeable Certificate Details
PEX	94989QBC3	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEX	94989QBC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

	Additional Information
Total Available Distribution Amount (1)	3,427,874.09
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,382,113.00	Master Servicing Fee	21,361.43
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,120.95
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	264.36
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	1,929.83
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,382,113.00	Total Fees	26,886.56

Principal		Expenses/Reimbursements
Scheduled Principal	1,036,129.65	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	56,569.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	19,523.25
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	113,930.20	Special Servicing Fees (Work Out)	1,319.92
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,150,059.85	Total Expenses/Reimbursements	77,412.17

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,277,814.24
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,150,059.85
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,427,874.09
Total Funds Collected	3,532,172.85	Total Funds Distributed	3,532,172.82

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	634,465,664.69	634,465,664.69	Beginning Certificate Balance	634,465,664.69
(-) Scheduled Principal Collections	1,036,129.65	1,036,129.65	(-) Principal Distributions	1,150,059.85
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	(113,930.20)
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	(113,930.20)
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	(113,930.20)	(113,930.20)	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	633,429,535.04	633,429,535.04	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	635,908,738.81	635,908,738.81	Ending Certificate Balance	633,429,535.04
Ending Actual Collateral Balance	635,011,760.66	635,011,760.66

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.45%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	11,962,534.80	1.89%	42	4.4420	NAP	Defeased	3	11,962,534.80	1.89%	42	4.4420	NAP
2,000,000 or less	4	5,985,280.92	0.94%	43	4.9456	2.078058	1.30 or less	14	210,009,339.86	33.15%	43	4.6393	0.539455
2,000,001 to 3,000,000	5	13,250,191.74	2.09%	43	4.4752	1.830105	1.31 to 1.40	2	10,521,623.81	1.66%	43	4.8538	1.357390
3,000,001 to 4,000,000	2	6,988,607.49	1.10%	39	4.4371	2.696128	1.41 to 1.50	2	46,708,939.01	7.37%	43	4.3283	1.447573
4,000,001 to 5,000,000	5	21,621,198.13	3.41%	41	4.5812	1.917800	1.51 to 1.60	6	55,704,419.63	8.79%	43	4.6415	1.565258
5,000,001 to 6,000,000	11	58,664,687.90	9.26%	43	4.6704	2.129653	1.61 to 1.70	4	32,309,367.46	5.10%	42	4.4594	1.662675
6,000,001 to 7,000,000	7	44,827,853.29	7.08%	37	4.6470	1.449382	1.71 to 1.80	5	39,135,880.80	6.18%	42	4.6324	1.761859
7,000,001 to 8,000,000	5	37,999,982.24	6.00%	43	4.4633	2.521243	1.81 to 1.90	4	44,628,981.00	7.05%	42	4.0907	1.851491
8,000,001 to 9,000,000	3	25,088,595.17	3.96%	41	4.2549	2.319496	1.91 to 2.00	4	37,777,383.78	5.96%	42	4.3648	1.960785
9,000,001 to 10,000,000	1	9,230,000.00	1.46%	42	4.1380	2.306700	2.01 to 2.25	4	15,473,459.61	2.44%	27	4.4163	2.177467
10,000,001 to 15,000,000	10	114,338,394.78	18.05%	43	4.5292	1.443779	2.26 to 2.50	6	45,653,856.25	7.21%	43	4.2823	2.390440
15,000,001 to 20,000,000	8	132,232,178.15	20.88%	42	4.4089	1.489403	2.51 or greater	14	83,543,749.03	13.19%	43	4.5237	3.022159
20,000,001 to 30,000,000	1	29,718,675.79	4.69%	43	4.4210	(0.109800)	Totals	68	633,429,535.04	100.00%	42	4.5053	1.538862
30,000,001 to 50,000,000	3	121,521,354.64	19.18%	44	4.5475	1.120016
50,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	68	633,429,535.04	100.00%	42	4.5053	1.538862
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	3	11,962,534.80	1.89%	42	4.4420	NAP	Washington	1	8,125,000.00	1.28%	42	3.9600	2.362600
Arizona	2	14,169,755.66	2.24%	42	4.7244	1.775495	Wisconsin	3	28,995,180.01	4.58%	43	4.5184	0.496180
California	8	65,081,758.20	10.27%	42	4.1804	2.678752	Totals	72	633,429,535.04	100.00%	42	4.5053	1.538862
Delaware	1	13,096,519.48	2.07%	42	3.8300	1.858900
									Property Type³
Florida	5	57,502,075.12	9.08%	43	4.5375	1.055740
Georgia	9	52,393,607.00	8.27%	39	4.7726	2.553344		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Hawaii	1	12,609,531.51	1.99%	44	4.7490	1.032500		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	1	6,153,315.88	0.97%	41	4.4600	1.574700	Defeased	3	11,962,534.80	1.89%	42	4.4420	NAP
Indiana	1	15,224,537.01	2.40%	43	4.4900	1.976600	Industrial	5	19,234,734.76	3.04%	43	4.6190	1.608004
Iowa	1	6,232,879.48	0.98%	44	4.5700	1.098300	Lodging	14	138,221,024.83	21.82%	42	4.6961	0.824184
Louisiana	2	12,646,629.90	2.00%	44	4.8030	0.254508	Mixed Use	2	21,050,000.00	3.32%	42	4.1020	2.179885
Massachusetts	1	1,529,570.27	0.24%	44	6.0310	2.530600	Multi-Family	9	58,698,927.24	9.27%	43	4.6472	1.919460
Michigan	2	10,631,307.71	1.68%	43	4.5180	2.886119	Office	12	124,339,969.57	19.63%	41	4.4866	1.557088
Minnesota	1	9,230,000.00	1.46%	42	4.1380	2.306700	Other	1	6,350,000.00	1.00%	41	4.2200	1.604900
Mississippi	1	4,652,560.03	0.73%	43	5.0200	2.450400	Retail	20	217,391,486.00	34.32%	43	4.4366	1.577164
Missouri	1	5,100,000.00	0.81%	41	4.2200	2.235800	Self Storage	6	36,180,857.73	5.71%	41	4.2686	2.845664
Nevada	3	50,142,093.34	7.92%	44	4.6688	1.280712	Totals	72	633,429,535.04	100.00%	42	4.5053	1.538862
New Mexico	1	7,531,219.19	1.19%	43	4.5300	1.648100
North Carolina	1	1,767,798.50	0.28%	43	4.5700	1.970400
North Dakota	1	10,679,101.39	1.69%	43	4.4970	0.286800
Ohio	9	44,226,307.31	6.98%	43	4.5771	1.598872
Pennsylvania	1	29,718,675.79	4.69%	43	4.4210	(0.109800)
Texas	8	63,577,989.16	10.04%	41	4.6193	1.100826
Utah	1	6,247,991.24	0.99%	44	5.1300	1.385700
Virginia	3	84,201,596.95	13.29%	43	4.3732	1.547838

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	11,962,534.80	1.89%	42	4.4420	NAP	Defeased	3	11,962,534.80	1.89%	42	4.4420	NAP
	3.750% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	2	21,221,519.48	3.35%	42	3.8798	2.051750	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	10	83,374,458.56	13.16%	42	4.1510	2.474430	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	21	233,357,808.02	36.84%	43	4.4077	1.351411	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	20	206,379,264.87	32.58%	42	4.6393	1.555412	49 months or greater	65	621,467,000.24	98.11%	42	4.5066	1.540005
	4.751% to 5.000%	7	53,801,303.82	8.49%	41	4.8555	0.454345	Totals	68	633,429,535.04	100.00%	42	4.5053	1.538862
	5.001% to 5.250%	2	10,900,551.27	1.72%	44	5.0830	1.840134
	5.251% to 5.500%	1	5,533,588.47	0.87%	44	5.5000	1.589300
	5.501% or greater	2	6,898,505.75	1.09%	44	5.6753	2.544375
	Totals	68	633,429,535.04	100.00%	42	4.5053	1.538862
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	11,962,534.80	1.89%	42	4.4420	NAP	Defeased	3	11,962,534.80	1.89%	42	4.4420	NAP
	60 months or less	65	621,467,000.24	98.11%	42	4.5066	1.540005	Interest Only	11	76,320,000.00	12.05%	42	4.1913	2.558076
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	9	43,723,861.19	6.90%	42	4.8957	1.689061
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	45	501,423,139.05	79.16%	42	4.5206	1.372051
	Totals	68	633,429,535.04	100.00%	42	4.5053	1.538862	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	68	633,429,535.04	100.00%	42	4.5053	1.538862
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	11,962,534.80	1.89%	42	4.4420	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		1	18,933,544.96	2.99%	43	4.3520	1.660000	61 months to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	63	597,420,441.05	94.32%	42	4.5101	1.534638	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	1	5,113,014.23	0.81%	44	4.6600	1.722800	Totals	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	68	633,429,535.04	100.00%	42	4.5053	1.538862
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	304430001	RT	Newport News	VA	Actual/360	4.352%	154,645.05	84,859.08	0.00	N/A	07/05/25	--	42,641,097.73	42,556,238.65	12/05/21
1A	304430002				Actual/360	4.352%	68,802.58	37,754.35	0.00	N/A	07/05/25	--	18,971,299.31	18,933,544.96	12/05/21
2	310928804	RT	Las Vegas	NV	Actual/360	4.680%	168,915.27	71,692.65	0.00	N/A	08/11/25	--	43,311,606.97	43,239,914.32	09/11/20
3	304430003	OF	Naples	FL	Actual/360	4.620%	137,772.25	59,799.35	0.00	N/A	08/01/25	--	35,785,001.02	35,725,201.67	12/01/21
4	303161013	LO	Harrisburg	PA	Actual/360	4.421%	109,667.10	48,463.58	0.00	N/A	07/01/25	--	29,767,139.37	29,718,675.79	12/01/21
5	304430005	IN	Various	OH	Actual/360	4.497%	66,479.65	34,568.51	0.00	N/A	07/10/25	--	17,739,733.00	17,705,164.49	12/10/21
6	304430006	LO	Irving	TX	Actual/360	4.823%	69,118.85	24,982.14	0.00	N/A	01/05/25	--	17,198,735.73	17,173,753.59	12/05/21
7	303161017	LO	Green Bay	WI	Actual/360	4.497%	61,289.95	23,296.73	0.00	N/A	07/01/25	--	16,354,889.46	16,331,592.73	12/01/21
8	303161008	OF	Richmond	VA	Actual/360	4.278%	55,408.11	26,032.67	0.00	N/A	06/01/25	--	15,542,247.62	15,516,214.95	12/01/21
9	303161020	OF	Indianapolis	IN	Actual/360	4.490%	57,057.00	24,550.22	0.00	N/A	07/01/25	--	15,249,087.23	15,224,537.01	12/01/21
10	303161021	OF	Menlo Park	CA	Actual/360	4.192%	54,743.31	23,424.75	0.00	N/A	08/01/25	--	15,670,795.17	15,647,370.42	12/01/21
11	303161012	MU	San Francisco	CA	Actual/360	4.101%	53,654.75	0.00	0.00	N/A	06/01/25	--	15,700,000.00	15,700,000.00	12/01/21
12	416000207	RT	Jacinto City	TX	Actual/360	4.700%	50,097.38	24,067.83	0.00	N/A	08/01/25	--	12,790,820.12	12,766,752.29	12/01/21
13	304430013	RT	New Castle Hundred	DE	Actual/360	3.830%	41,875.04	23,598.31	0.00	N/A	06/01/25	--	13,120,117.79	13,096,519.48	12/01/21
14	304430014	MF	Yuma	AZ	Actual/360	4.710%	46,797.87	22,520.54	0.00	N/A	07/01/25	--	11,923,022.99	11,900,502.45	12/01/21
15	303161024	RT	Honolulu	HI	Actual/360	4.749%	49,978.97	19,392.11	0.00	N/A	08/01/25	--	12,628,923.62	12,609,531.51	12/01/21
16	303161022	LO	Hapeville	GA	Actual/360	4.540%	43,850.78	22,327.64	0.00	N/A	08/01/25	--	11,590,515.37	11,568,187.73	12/01/21
17	303161007	RT	Dallas	TX	Actual/360	4.280%	38,437.56	21,793.57	0.00	N/A	06/01/25	--	10,776,885.64	10,755,092.07	12/01/21
18	416000205	MF	Atlanta	GA	Actual/360	4.710%	40,381.89	19,330.60	0.00	N/A	08/01/25	--	10,288,380.74	10,269,050.14	12/01/21
19	416000209	MF	Baton Rouge	LA	Actual/360	4.870%	40,975.57	18,526.22	0.00	N/A	08/01/25	--	10,096,648.62	10,078,122.40	04/01/20
20	303161016	LO	Grand Forks	ND	Actual/360	4.497%	40,077.02	15,233.55	0.00	N/A	07/01/25	--	10,694,334.94	10,679,101.39	12/01/21
21	303161015	LO	Kimberly	WI	Actual/360	4.497%	39,838.47	15,142.87	0.00	N/A	07/01/25	--	10,630,678.19	10,615,535.32	12/01/21
23	304430023	SS	San Luis Obispo	CA	Actual/360	4.230%	30,289.86	17,314.81	0.00	N/A	08/01/25	--	8,592,869.27	8,575,554.46	12/01/21
24	440000460	SS	Fort Worth	TX	Actual/360	4.566%	31,980.36	16,783.32	0.00	N/A	01/01/25	--	8,404,824.03	8,388,040.71	12/01/21
25	303161010	OF	Edina	MN	Actual/360	4.138%	31,828.12	0.00	0.00	N/A	06/01/25	--	9,230,000.00	9,230,000.00	12/01/21
26	304430026	LO	Various	OH	Actual/360	5.000%	29,185.65	30,210.37	0.00	N/A	04/01/25	--	7,004,556.07	6,974,345.70	09/01/21
27	304430027	OF	Beachwood	OH	Actual/360	4.600%	29,086.00	14,488.77	0.00	N/A	08/05/25	--	7,587,653.32	7,573,164.55	12/05/21
28	303161009	RT	University Place	WA	Actual/360	3.960%	26,812.50	0.00	0.00	N/A	06/01/25	--	8,125,000.00	8,125,000.00	12/01/21

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
29	416000203	LO	Troutville	VA	Actual/360	4.760%	28,595.87	13,445.28	0.00	N/A	08/01/25	--	7,209,043.78	7,195,598.50	12/01/21
30	304430030	SS	Folsom	CA	Actual/360	4.040%	26,933.33	0.00	0.00	N/A	06/01/25	--	8,000,000.00	8,000,000.00	12/01/21
31	304430031	LO	Tampa	FL	Actual/360	4.590%	23,670.97	27,330.46	0.00	N/A	05/01/25	--	6,188,489.32	6,161,158.86	12/01/21
32	600928679	RT	Las Cruces	NM	Actual/360	4.530%	28,470.67	10,681.47	0.00	N/A	07/11/25	--	7,541,900.66	7,531,219.19	12/11/21
33	416000201	RT	Chillicothe	OH	Actual/360	4.426%	28,400.17	0.00	0.00	N/A	08/01/25	--	7,700,000.00	7,700,000.00	12/01/21
34	304430034	OF	Atlanta	GA	Actual/360	4.530%	25,372.26	12,966.33	0.00	N/A	08/01/22	--	6,721,128.46	6,708,162.13	12/01/21
35	304430035	MF	Des Moines	IA	Actual/360	4.570%	23,782.50	11,977.21	0.00	N/A	08/01/25	--	6,244,856.69	6,232,879.48	12/01/21
36	416000177	LO	Salt Lake City	UT	Actual/360	5.130%	26,757.39	11,046.34	0.00	N/A	08/01/25	--	6,259,037.58	6,247,991.24	12/01/21
37	304430037	RT	St. Charles	IL	Actual/360	4.460%	22,909.70	10,727.87	0.00	N/A	05/01/25	--	6,164,043.75	6,153,315.88	12/01/21
38	304430038	LO	Cordele	GA	Actual/360	5.500%	25,425.88	13,875.72	0.00	N/A	08/01/25	--	5,547,464.19	5,533,588.47	12/01/21
39	416000206	MF	Atlanta	GA	Actual/360	4.710%	22,949.17	10,282.13	0.00	N/A	08/01/25	--	5,846,921.93	5,836,639.80	12/01/21
40	303161001	98	Miami	FL	Actual/360	4.220%	22,330.83	0.00	0.00	N/A	05/01/25	--	6,350,000.00	6,350,000.00	12/01/21
41	304430041	LO	Savannah	GA	Actual/360	5.574%	25,000.70	13,347.20	0.00	N/A	08/05/25	--	5,382,282.68	5,368,935.48	01/05/22
42	610929590	MF	El Paso	TX	Actual/360	4.330%	18,373.98	14,727.40	0.00	N/A	06/11/25	--	5,092,096.85	5,077,369.45	12/11/21
43	304430043	OF	Austin	TX	Actual/360	4.964%	22,316.33	9,761.09	0.00	N/A	08/05/25	--	5,394,760.53	5,384,999.44	12/05/21
44	304430044	SS	Marina	CA	Actual/360	4.190%	18,434.97	10,871.05	0.00	N/A	05/01/25	--	5,279,704.37	5,268,833.32	12/01/21
45	416000208	RT	Wayland	MI	Actual/360	4.575%	20,463.24	8,480.71	0.00	N/A	08/01/25	--	5,367,406.51	5,358,925.80	12/01/21
46	416000199	OF	Sebring	FL	Actual/360	4.660%	19,888.56	8,504.44	0.00	N/A	08/01/25	--	5,121,518.67	5,113,014.23	12/01/21
47	304430047	LO	Pearl	MS	Actual/360	5.020%	19,515.12	12,408.58	0.00	N/A	07/01/25	--	4,664,968.61	4,652,560.03	12/01/21
48	304430048	MF	Rochester Hills	MI	Actual/360	4.460%	19,623.97	7,608.84	0.00	N/A	06/01/25	--	5,279,990.75	5,272,381.91	12/01/21
49	303161011	MU	San Diego	CA	Actual/360	4.105%	18,301.46	0.00	0.00	N/A	06/01/25	--	5,350,000.00	5,350,000.00	12/01/21
51	303161002	RT	Creve Coeur	MO	Actual/360	4.220%	17,935.00	0.00	0.00	N/A	05/01/25	--	5,100,000.00	5,100,000.00	12/01/21
53	304430053	RT	Powell	OH	Actual/360	4.450%	15,893.70	12,309.21	0.00	N/A	05/01/25	--	4,285,941.78	4,273,632.57	12/01/21
54	303161006	RT	Fort Lauderdale	FL	Actual/360	4.085%	14,178.86	12,448.21	0.00	N/A	05/01/25	--	4,165,148.57	4,152,700.36	12/01/21
56	440000455	OF	Various	Various	Actual/360	4.800%	17,293.44	6,054.17	0.00	12/01/24	12/01/44	--	4,323,359.34	4,317,305.17	12/01/21
57	304430057	SS	Wilmington	NC	Actual/360	4.410%	15,807.16	6,252.32	0.00	N/A	06/01/25	--	4,301,267.33	4,295,015.01	12/01/21
58	304430058	SS	Wilmington	NC	Actual/360	4.460%	15,808.19	6,129.35	0.00	N/A	06/01/25	--	4,253,325.91	4,247,196.56	12/01/21
59	303161014	RT	Las Vegas	NV	Actual/360	4.495%	15,826.15	0.00	0.00	N/A	07/01/25	--	4,225,000.00	4,225,000.00	12/01/21

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					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
61	440000458	OF	San Diego	CA	Actual/360	4.560%	14,820.00	0.00	0.00	N/A	01/01/25	--	3,900,000.00	3,900,000.00	12/01/21
62	304430062	RT	Cary	NC	Actual/360	4.460%	12,737.16	6,714.13	0.00	N/A	07/05/25	--	3,427,037.36	3,420,323.23	12/05/21
63	303161005	SS	Sugar Hill	GA	Actual/360	4.282%	11,043.62	6,289.29	0.00	N/A	05/01/25	--	3,094,896.78	3,088,607.49	12/01/21
64	303161004	SS	Cumming	GA	Actual/360	4.282%	10,225.58	5,823.41	0.00	N/A	05/01/25	--	2,865,645.16	2,859,821.75	12/01/21
65	303161019	RT	Reno	NV	Actual/360	4.763%	10,646.12	5,026.82	0.00	N/A	07/01/25	--	2,682,205.84	2,677,179.02	12/01/21
66	610929588	MF	El Paso	TX	Actual/360	4.380%	9,160.35	5,002.75	0.00	N/A	06/11/25	--	2,509,686.22	2,504,683.47	12/11/21
67	416000204	RT	Sulphur	LA	Actual/360	4.540%	9,732.99	4,088.12	0.00	N/A	08/01/25	--	2,572,595.62	2,568,507.50	12/01/21
68	303161018	RT	San Diego	CA	Actual/360	4.420%	9,724.00	0.00	0.00	N/A	07/01/25	--	2,640,000.00	2,640,000.00	12/01/21
69	410929061	RT	Apex	NC	Actual/360	4.570%	6,743.78	2,997.55	0.00	N/A	07/11/25	--	1,770,796.05	1,767,798.50	12/11/21
70	304430070	IN	Palmer	MA	Actual/360	6.031%	7,705.47	3,602.99	0.00	N/A	08/05/25	--	1,533,173.26	1,529,570.27	12/05/21
71	610929597	MF	El Paso	TX	Actual/360	4.480%	5,713.14	3,006.69	0.00	N/A	06/11/25	--	1,530,304.83	1,527,298.14	12/11/21
72	410929969	RT	Sandy Springs	GA	Actual/360	4.700%	4,554.31	2,187.98	0.00	N/A	08/11/25	--	1,162,801.99	1,160,614.01	11/11/21
Totals							2,382,113.00	1,036,129.65	0.00				634,465,664.69	633,429,535.04
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	8,286,341.00	6,989,919.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	1,752,480.00	01/01/21	06/30/21	09/13/21	13,413,740.09	591,679.30	187,436.91	3,006,347.72	253,528.66	0.00
3	1,647,717.00	843,592.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	(1,413,003.28)	301,855.03	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	5,963.04	0.00
5	1,894,414.00	1,028,681.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	254,376.75	454,156.74	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	(35,116.46)	579,380.18	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,974,694.35	1,573,352.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	97,492.85	1,751,593.66	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,968,494.68	1,808,866.62	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,447,303.95	960,851.18	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,581,247.53	1,135,516.65	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,646,351.00	785,970.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,421,972.00	790,906.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	892,772.19	676,100.73	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,846,021.00	2,309,994.07	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,305,584.36	755,335.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,680,025.49	1,446,253.54	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	125,923.37	0.00	--	--	05/11/21	1,108,200.00	47,258.73	54,770.81	1,139,305.22	95,736.24	0.00
20	298,065.06	288,951.62	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	(270,846.19)	360,538.41	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,562,765.00	1,210,490.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	824,504.53	801,854.59	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	853,504.76	774,275.29	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	457,192.47	01/01/21	06/30/21	06/11/21	0.00	0.00	89,286.76	89,286.76	0.00	0.00
27	914,446.38	771,590.80	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	786,673.66	578,580.75	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	345,016.77	858,712.33	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,453,344.30	1,186,815.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	658,901.00	605,989.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,009,296.75	423,062.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	950,245.28	761,799.06	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,115,368.00	835,265.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	552,517.00	239,930.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	288,281.33	394,997.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	746,885.00	541,558.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	202,096.00	411,147.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,279,192.03	1,103,473.28	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	436,455.00	327,341.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	323,345.00	995,789.42	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	828,806.32	595,528.51	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	545,919.18	(341,800.85)	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	810,594.00	522,014.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	775,427.00	660,092.34	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	608,321.00	466,770.79	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
47	836,137.00	498,881.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1,068,319.00	883,380.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	735,089.94	561,908.46	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	507,428.34	383,159.70	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	458,097.00	378,421.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	434,672.56	375,773.79	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	513,769.78	369,864.45	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	582,516.64	271,608.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
61	266,793.39	407,372.19	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	421,898.87	409,734.45	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	366,737.38	390,692.06	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	287,723.88	195,299.47	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	403,810.00	280,777.88	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	254,741.20	83,943.13	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
68	273,024.08	214,605.61	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
69	262,881.00	186,986.88	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
70	416,444.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
71	187,882.28	139,695.79	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
72	182,324.84	141,782.49	01/01/21	09/30/21	--	0.00	0.00	6,722.91	6,722.91	0.00	0.00
Totals	52,982,027.17	47,950,649.97				14,521,940.09	638,938.03	338,217.40	4,241,662.61	355,227.94	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/21	0	0.00	0	0.00	2	53,318,036.72	1	43,239,914.32	0	0.00	0	0.00	0	0.00	0	0.00	4.505333%	4.428225%	42
11/18/21	0	0.00	0	0.00	2	53,408,255.59	1	43,311,606.97	0	0.00	0	0.00	0	0.00	0	0.00	4.505422%	4.428299%	43
10/18/21	0	0.00	0	0.00	2	53,491,141.28	1	43,377,403.95	0	0.00	0	0.00	0	0.00	0	0.00	4.505503%	4.428367%	44
09/17/21	0	0.00	0	0.00	2	53,580,682.08	1	43,448,562.48	0	0.00	0	0.00	0	0.00	0	0.00	4.505590%	4.428440%	45
08/17/21	0	0.00	0	0.00	2	53,662,869.93	1	43,513,809.75	1	0.00	1	7,092,491.36	0	0.00	1	4,121,992.69	4.505670%	4.426381%	46
07/16/21	0	0.00	0	0.00	5	70,782,739.69	0	0.00	1	4,484,219.51	0	0.00	0	0.00	0	0.00	4.512684%	4.431698%	47
06/17/21	0	0.00	0	0.00	4	65,479,189.05	0	0.00	1	4,495,089.00	0	0.00	0	0.00	0	0.00	4.512774%	4.431772%	48
05/17/21	1	6,320,799.98	0	0.00	4	65,598,974.44	0	0.00	1	4,505,223.74	0	0.00	0	0.00	0	0.00	4.512857%	4.431839%	49
04/16/21	0	0.00	2	11,802,245.83	4	65,726,990.65	0	0.00	1	4,515,997.40	0	0.00	0	0.00	0	0.00	4.512946%	4.431911%	50
03/17/21	0	0.00	2	11,824,068.41	4	65,845,745.31	0	0.00	1	4,526,033.58	0	0.00	0	0.00	0	0.00	4.513027%	4.425259%	51
02/18/21	1	5,497,256.56	0	0.00	5	72,344,078.94	0	0.00	1	4,538,092.61	0	0.00	0	0.00	0	0.00	4.513128%	4.425343%	52
01/15/21	0	0.00	1	6,363,472.55	5	71,617,120.95	0	0.00	1	4,548,024.64	0	0.00	0	0.00	0	0.00	4.513207%	4.425409%	53
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	310928804	09/11/20	14	6	187,436.91	3,006,347.72	376,393.97	44,253,556.93	06/01/20	2		07/16/21
19	416000209	04/01/20	19	6	54,770.81	1,139,305.22	156,494.22	10,422,768.63	05/22/20	2
72	410929969	11/11/21	0	A	6,722.91	6,722.91	0.00	1,162,801.99
Totals					248,930.64	4,152,375.85	532,888.19	55,839,127.55
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		6,708,162	6,708,162	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		622,404,068	569,086,031	10,078,122		43,239,914
49 - 60 Months		0	0	0		0
> 60 Months		4,317,305	4,317,305	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-21	633,429,535	580,111,498	0	0	10,078,122	43,239,914
Nov-21	634,465,665	581,057,409	0	0	10,096,649	43,311,607
Oct-21	635,427,044	581,935,903	0	0	10,113,737	43,377,404
Sep-21	636,455,577	582,874,895	0	0	10,132,120	43,448,562
Aug-21	637,409,138	583,746,268	0	0	10,149,060	43,513,810
Jul-21	642,843,173	572,060,433	0	0	66,298,520	4,484,220
Jun-21	643,871,427	578,392,238	0	0	60,984,100	4,495,089
May-21	644,823,648	572,903,873	6,320,800	0	61,093,751	4,505,224
Apr-21	645,844,355	568,315,119	0	11,802,246	61,210,993	4,515,997
Mar-21	646,788,809	569,118,995	0	11,824,068	61,319,712	4,526,034
Feb-21	647,947,051	570,105,715	5,497,257	0	67,805,986	4,538,093
Jan-21	648,883,224	570,902,630	0	6,363,473	67,069,096	4,548,025
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	310928804	43,239,914.32	44,253,556.93	36,500,000.00	08/19/21	1,659,919.00	1.14980	06/30/21	08/11/25	283
19	416000209	10,078,122.40	10,422,768.63	11,000,000.00	04/22/21	70,923.37	0.09930	12/31/20	08/01/25	283
26	304430026	6,974,345.70	7,208,672.42	11,400,000.00	05/26/21	400,435.97	0.58610	06/30/21	04/01/25	159
36	416000177	6,247,991.24	6,247,991.24	10,200,000.00	06/29/21	314,313.20	1.38570	06/30/21	08/01/25	283
Totals		66,540,373.66	68,132,989.22	69,100,000.00		2,445,591.54

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Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	310928804	RT	NV	06/01/20	2
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

19	416000209	MF	LA	05/22/20	2
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

26	304430026	LO	OH	06/18/20	1
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

36	416000177	LO	UT	07/13/20	13
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
26	304430026	7,546,589.99	5.00000%	7,546,589.99 5.00000%		10	06/28/21	04/01/21	--
Totals		7,546,589.99		7,546,589.99
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
22	304430022	02/18/20	9,506,659.05	8,500,000.00	6,636,156.26	1,755,028.88	6,636,156.26	4,881,127.38	4,625,531.67	113,930.20	371,020.23	4,254,511.44	40.51%
50	304430050	08/17/21	4,484,219.51	3,300,000.00	5,010,253.74	878,026.83	5,010,253.74	4,132,226.91	351,992.60	0.00	0.00	351,992.60	6.86%
52	303161003	10/18/19	5,100,000.00	4,300,000.00	3,948,333.11	1,082,364.71	3,948,333.11	2,865,968.40	2,234,031.60	0.00	100,231.50	2,133,800.10	41.83%
60	304120001	10/18/19	4,070,000.00	322,000,000.00	4,085,906.72	56,766.48	4,085,906.72	4,029,140.24	40,859.76	0.00	20,467.87	20,391.89	0.50%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			23,160,878.56	338,100,000.00	19,680,649.83	3,772,186.90	19,680,649.83	15,908,462.93	7,252,415.63	113,930.20	491,719.60	6,760,696.03

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
22	304430022	12/17/21	0.00	0.00	4,254,511.44	0.00	0.00	(113,930.20)	0.00	0.00	4,254,511.44
		05/15/20	0.00	0.00	4,368,441.64	0.00	0.00	(257,090.03)	0.00	0.00
		02/18/20	0.00	0.00	4,625,531.67	0.00	0.00	4,625,531.67	0.00	0.00
50	304430050	08/17/21	0.00	0.00	351,992.60	0.00	0.00	351,992.60	0.00	0.00	351,992.60
52	303161003	08/17/21	0.00	0.00	2,133,800.10	0.00	0.00	166.18	0.00	0.00	2,133,800.10
		01/15/21	0.00	0.00	2,133,633.92	0.00	0.00	2,108.00	0.00	0.00
		05/15/20	0.00	0.00	2,131,525.92	0.00	0.00	(1,904.95)	0.00	0.00
		12/17/19	0.00	0.00	2,133,430.87	0.00	0.00	(100,600.73)	0.00	0.00
		10/18/19	0.00	0.00	2,234,031.60	0.00	0.00	2,234,031.60	0.00	0.00
60	304120001	11/18/21	0.00	0.00	20,391.89	0.00	0.00	(60.45)	0.00	0.00	20,449.31
		02/18/20	0.00	0.00	20,452.34	0.00	(57.42)	(20,350.00)	0.00	0.00
		10/18/19	0.00	0.00	40,859.76	0.00	0.00	40,859.76	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	(113,930.20)	0.00	0.00	(113,930.20)
Cumulative Totals			0.00	0.00	6,760,696.03	0.00	(57.42)	6,760,753.45	0.00	0.00	6,760,753.45

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	9,023.25	0.00	0.00	52,090.02	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	0.00	0.00	936.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	3,500.00	0.00	0.00	4,478.98	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	0.00	0.00	383.48	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	19,523.25	0.00	1,319.92	56,569.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		77,412.17

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Supplemental Notes
None

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